Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017
Equity
Share capital, shares outstanding (in shares)	169,809,324	169,809,324
Ordinary shares issued (in dollars per share)	$ 1.00	$ 1.00